Financial instruments and related risk management (Measurement of fair values hierarchy levels) (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 103	$ 28,467
Current portion of long-term debt	(285,707)	(499,821)
Derivative liabilities	(143,609)	(22,344)
Long-term debt	(995,583)	(1,284,353)
Net financial instruments	(1,424,796)	(1,778,051)
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	103	28,467
Derivative liabilities	(140,437)	(16,525)
Interest rate swap contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(3,172)	(5,819)
Level 2 of fair value hierarchy [member] | Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	103	28,467
Derivative liabilities	(140,437)	(16,525)
Level 2 of fair value hierarchy [member] | Interest rate swap contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(3,172)	(5,819)
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Current portion of long-term debt	(285,707)	(500,000)
Long-term debt	(1,058,055)	(1,303,681)
Net financial instruments	$ (1,487,268)	$ (1,797,558)